Financial instruments (Tables)	12 Months Ended
Mar. 31, 2016
Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2015 and 2016 were as follows. The fair value is valued and validated periodically based on observable market data. Therefore, it is classified as Level 2.

Millions of yen
2015		2016
Carrying amount	Fair value	Carrying amount	Fair value
¥ 220,603	¥ 228,678	¥ 220,400	¥ 227,919

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2015 and 2016 were as follows:

	Millions of yen
Instruments	2015	2016
Foreign exchange forward contracts	¥100	¥2,965
Foreign currency option contracts	48,740	63,652

Total	¥48,840	¥66,617

Locations and Fair Values of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2015 and 2016, recorded in the consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2015	2016
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Prepaid expenses and other current assets	¥—	¥16
Foreign currency option contracts	Other assets	474	—

Total		¥474	¥16

Liability derivatives

		Millions of yen
Instruments	Locations	2015	2016
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥0	¥5
Foreign currency option contracts	Other current liabilities	—	604
	Other long-term liabilities	80	1,811

Total		¥80	¥2,420

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the fiscal years ended March 31, 2014, 2015 and 2016, recognized in the consolidated statements of income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2014	2015	2016
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other, net*	¥25	¥—	¥—
Foreign exchange forward contracts	Other, net*	713	(26)	(35)
Non-deliverable forward contracts (NDF)	Other, net*	(29)	0	(20)
Foreign currency option contracts	Other, net*	1,549	1,520	(1,963)

Total		¥2,258	¥1,494	¥(2,018)

*	“Other, net” was included in “Other income (expense).”